PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE

12. PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE

The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydro	Wind	Solar	Other(1)	Total(2)
As at December 31, 2015		$14,847	$3,233	-	$278	$18,358
Additions		269	71	-	18	358
Acquisitions through business combinations	3	5,731	10	-	-	5,741
Items recognized through OCI
Change in fair value		190	187	-	54	431
Foreign exchange		1,114	21	-	51	1,186
Items recognized through net income
Change in fair value		(17)	(10)	-	(9)	(36)
Depreciation		(565)	(199)	-	(17)	(781)
As at December 31, 2016		$21,569	$3,313	-	$375	$25,257
Additions		253	95	-	6	354
Acquisitions through business combinations	3	-	670	575	-	1,245
Disposal		-	(338)	-	-	(338)
Items recognized through OCI
Change in fair value		828	91	-	(32)	887
Foreign exchange		332	177	-	(3)	506
Items recognized through net income
Change in fair value		(20)	(8)	-	(5)	(33)
Depreciation		(563)	(197)	-	(22)	(782)
As at December 31, 2017		$22,399	$3,803	$575	$319	$27,096
Additions		212	36	47	6	301
Acquisitions through business combinations	3	-	125	86	-	211
Transfer to assets held for sale	4	-	(58)	(691)	-	(749)
Items recognized through OCI
Change in fair value		3,775	466	313	4	4,558
Foreign exchange		(1,138)	(256)	(77)	(41)	(1,512)
Items recognized through net income
Change in fair value		(33)	(20)	-	(8)	(61)
Depreciation		(536)	(236)	(25)	(22)	(819)
As at December 31, 2018		$24,679	$3,860	$228	$258	$29,025

  Includes biomass and cogeneration.
  Includes intangible assets of $11 million (2017: $13 million and 2016: $14 million) and assets under construction of $388 million (2017: $601 million and 2016: $663 million).

The fair value of Brookfield Renewable’s property, plant and equipment is calculated as described in Notes 1(h) – Property, plant and equipment and revaluation method and 1(q)(i) – Critical estimates – property, plant and equipment. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of Brookfield Renewable’s property, plant and equipment. See Note 1(r)(iii) - Critical judgments in applying accounting policies – Property, plant and equipment. Brookfield Renewable has classified its property, plant and equipment under level 3 of the fair value hierarchy.

Discount rates, terminal capitalization rates and exit dates used in the valuation methodology are provided in the following table

	North America						Colombia		Brazil		Europe
	2018			2017			2018	2017	2018	2017	2018			2017
Discount rate(1)
Contracted	4.8%	-	5.6%	4.9%	-	6.0%	9.6%	11.3%	9.0%	8.9%	4.0%	-	4.3%	4.1%	-	4.5%
Uncontracted	6.4%	-	7.2%	6.5%	-	7.6%	10.9%	12.6%	10.3%	10.2%	5.8%	-	6.1%	5.9%	-	6.3%
Terminal
capitalization rate(2)	6.1%	-	7.1%	6.2%	-	7.5%	10.4%	12.6%	N/A	N/A	N/A			N/A
Exit date	2038			2037			2038	2037	2047	2032	2033			2031

  Discount rates are not adjusted for asset specific risks.
  The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.

The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2018
	North
(MILLIONS)	America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(770)	$(180)	$(80)	$(20)	$(1,050)
25 bps decrease in discount rates	840	190	80	20	1,130
5% increase in future electricity prices	800	370	100	20	1,290
5% decrease in future electricity prices	(800)	(370)	(100)	(20)	(1,290)
25 bps increase in terminal capitalization rate(1)	(210)	(30)	-	-	(240)
25 bps decrease in terminal capitalization rate(1)	230	30	-	-	260
	2017
	North
(MILLIONS)	America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(710)	$(130)	$(50)	$(20)	$(910)
25 bps decrease in discount rates	770	130	50	20	970
5% increase in future electricity prices	620	310	70	20	1,020
5% decrease in future electricity prices	(620)	(310)	(70)	(20)	(1,020)
25 bps increase in terminal capitalization rate(1)	(180)	(20)	-	-	(200)
25 bps decrease in terminal capitalization rate(1)	190	20	-	-	210

The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.

Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of our hydroelectric assets. In November 2016, the Brazilian federal government published a new law which allowed a one-time extension of authorization licenses of hydroelectric facilities with installed capacities in the range of 5 MW to 50 MW. Only after the Brazilian federal government clarified the technical and cost requirements associated with the authorization extension in June of 2018 did Brookfield Renewable include the one-time 30-year extension in the valuation of the relevant hydroelectric assets in Brazil. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2018, including a one-time 30-year renewal for applicable hydroelectric assets, is 29 years (2017: 15 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.

The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2018:

	North America	Colombia	Brazil	Europe
1 - 10 years	57%	22%	69%	72%
11 - 20 years	34%	0%	35%	25%

The following table summarizes power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$83	COP	201,000	R$	286	€93
11 - 20 years	80		-		397	111

Assumes nominal prices based on weighted-average generation.

The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$68	COP	252,000	R$	287	€79
11 - 20 years	116		354,000		452	92

Assumes nominal prices based on weighted-average generation.

Brookfield Renewable’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2022 and 2025. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $150 million (2017: $160 million).

Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2018	2017
Hydroelectric	$11,888	$12,740
Wind	2,753	3,030
Solar	260	621
Other(1)	246	312
	$15,147	$16,703

Includes biomass and cogeneration.